Balance Sheet Components - Schedule of Accrued Compensation and Benefits (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued bonus, commissions, and cash awards	$ 24	$ 190
Accrued vacation and sabbatical	99	83
Accrued salaries and fringe benefits	12	25
Employee stock purchase plan liability	5	0
Total accrued compensation and benefits	$ 140	$ 298